DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

14.	DISCONTINUED OPERATIONS

Golar Partners

Golar Partners is an owner and operator of FSRUs and LNG carriers and we had previously accounted for all our investments (Common Units, GP Units and incentive distribution rights (“IDRs”)) in Golar Partners under the equity method since the deconsolidation of Golar Partners in December 2012.

On April 15, 2021, we completed the Agreement and Plan of Merger (the “GMLP Merger Agreement”) with NFE, Golar GP LLC, the general partner of Golar Partners (the “General Partner”), Lobos Acquisition LLC, a limited liability company and a wholly-owned subsidiary of NFE (“GMLP Merger Sub”), and NFE International Holdings Limited, a private limited company and a wholly-owned subsidiary of NFE (“GP Buyer”). GMLP Merger Sub merged with and into Golar Partners (the “GMLP Merger”), with Golar Partners surviving the GMLP Merger as a wholly-owned subsidiary of NFE. Under the GMLP Merger Agreement, NFE acquired all the outstanding common units of Golar Partners for $3.55 per unit in cash. Concurrently with the completion of the GMLP merger, the IDRs of Golar Partners owned by us were cancelled and ceased to exist, and no consideration was paid to us in respect thereof.

Hygo

Hygo was a joint venture with private equity firm Stonepeak and owned a 50% interest in Centrais Eléctricas de Sergipe S.A. (“CELSE”), which operates the Sergipe Power Plant. We had previously considered Hygo and its subsidiaries as our affiliates and accordingly accounted for our investment in Hygo under the equity method of accounting since the formation of the joint venture in 2016.

On April 15, 2021, we also completed the Agreement and Plan of Merger (the “Hygo Merger Agreement”) with NFE, Hygo, Stonepeak Infrastructure Fund II Cayman (G) Ltd., a fund managed by Stonepeak, and Lobos Acquisition Ltd., a wholly-owned subsidiary of NFE (“Hygo Merger Sub”), pursuant to which, on April 15, 2021, Hygo Merger Sub merged with and into Hygo (the “Hygo Merger”), with Hygo surviving the Hygo Merger as a wholly owned subsidiary of NFE. Under the terms of the Hygo Merger Agreement, NFE acquired all the outstanding shares of Hygo for 31,372,549 Class A NFE common shares and $580 million in cash of which we received consideration of $50 million in cash and 18,627,451 NFE Shares.
Gain on disposal of Golar Partners and Hygo

Gain on disposal of our equity accounted investments in Golar Partners and Hygo to NFE is determined as follows:

(in thousands of $)
Consideration received from NFE (1)(2)	876,277
Carrying value of disposed equity method investments(3)	(257,270)
Realized accumulated comprehensive losses on disposal of equity method investment	(43,380)
Others (4)	(686)
Gain on disposal	574,941

(1) Consideration received from NFE comprised of (i) $75.7 million and $5.1 million in cash as consideration for our 21,333,586 Golar Partners common units and the 2% general partner units of Golar Partners respectively, which is equivalent to $3.55 per unit on the closing of the GMLP Merger. Concurrently, the IDRs of Golar Partners owned by us were cancelled, ceased to exist with no consideration paid; and (ii) $50.0 million cash and $745.4 million as the fair value of NFE Shares on closing of the Hygo Merger.

(2) On closing of the Hygo Merger, consideration received include $50 million in cash and 18,627,451 NFE Shares. The NFE Shares had a closing price of $44.65 on April 15, 2021, however these shares bore a restricted legend which became freely tradable from October 16, 2021. We have considered this restriction to be a characteristic of the instrument and have adjusted the fair value of our investment to reflect the effect of this restriction. To reflect the lack of marketability of the NFE Shares during its holding period, we applied a discount of 10.37%, using the average of several option pricing valuation models. This resulted in a fair value of $745.4 million at April 15, 2021. The key assumptions used in the option pricing model include dividend yield, equity volatility and equity beta relating to the NFE Shares, market volatility and equity market risk premium.

As of December 31, 2021, NFE's closing share price of $24.14 resulted in a fair value of $449.7 million and a total unrealized mark-to-market loss of $295.8 million, presented within the income statement line-item “Other non-operating losses, net” (note 9).

(3) The carrying value of our equity method investments at the date of disposal were made up of (i) $267.8 million book value as of December 31, 2020; (ii) $6.9 million share in net losses from our equity method investments' operations for the period from January 1, 2021 to April 15, 2021; (iii) $3.1 million of other comprehensive loss for the period from January 1, 2021 to April 15, 2021; and (iv) $0.5 million of dividends received.

(4) Others comprised of fees incurred in relation to the disposal of our equity method investments and the release of our tax indemnity guarantee liability to Golar Partners of $2.8 million and $2.1 million, respectively.

Net income/(loss) from discontinued operations

The net income/(loss) from discontinued operations for the period ended April 15, 2021 and the year ended December 31, 2020, are as follows:

	Year ended December 31
(in thousands of $)	2021	2020	2019
Share of net earnings/(losses) of Golar Partners (1)	8,116	(136,832)	(20,050)
Share of net losses of Hygo (1)	(15,008)	(39,157)	(23,234)
Loss from discontinued operations (1)	(6,892)	(175,989)	(43,284)
Gain on disposal of equity method investments	574,941	—	—
Net income/(loss) from discontinued operations	568,049	(175,989)	(43,284)

(1) For the period ended April 15, 2021.
The summarized financial information of Golar Partners and Hygo shown on a 100% basis are as follows:

(in thousands of $)	April 15, 2021		December 31, 2020
	Golar Partners	Hygo	Golar Partners	Hygo
Balance Sheet
Current assets	85,738	97,509	146,821	109,596
Non-current assets	1,742,835	949,265	1,880,840	917,976
Current liabilities	(1,152,473)	(144,146)	(832,277)	(97,245)
Non-current liabilities	(17,965)	(461,291)	(570,063)	(453,278)
Non-controlling interests	(82,339)	(15,250)	82,112	13,557

Statement of Operations
Revenue	78,389	13,749	284,734	47,295
Net income/(loss)(1)	28,952	(110,735)	18,077	(61,859)

(1) Net loss for Hygo for the period ended April 15, 2021 includes the management incentive scheme (“MIS”) of $83.7 million which is not reflected in our share of net losses of Hygo as the MIS was reimbursed by Stonepeak.

Golar Partners and Hygo Post-Merger Services Agreements

Upon completion of the GMLP Merger and the Hygo Merger, we entered into certain transition services agreements, corporate services agreements, ship management agreements and omnibus agreements with Golar Partners, Hygo and NFE. These agreements replaced the previous management and administrative services agreements, ship management agreements and guarantees that Golar provided to Golar Partners and Hygo.

Hygo

Under the indemnity agreement, we and Stonepeak have agreed on a several (but not joint) basis (i) to indemnify Hygo in respect of its obligations under its guarantee of certain obligations related to CELSE (such indemnity not to exceed $3 million) and (ii) in connection therewith, to procure the delivery of a letter of credit with a face value of $1.5 million (note 15). Under the Hygo omnibus agreement, Golar agreed to guarantee the certain obligations of the sale leaseback arrangements in respect of the Golar Celsius, Golar Penguin and Golar Nanook. We and Stonepeak, agreed to severally indemnify NFE Brazil, NFE, Merger Sub and each of their respective affiliates and representatives, from and against any and all losses, damages, liabilities, costs, charges, fees, expenses, taxes, disbursements, actions, penalties, proceedings, claims and demands or other liabilities related to certain taxes imposed by government authorities.

Golar Partners

Under the omnibus agreement, Golar agreed to guarantee the certain obligations of the charters of the Methane Princess, Golar Winter, Golar Eskimo, NR Satu and maintain (i) our several guarantee in respect of the Hilli bareboat charter in accordance with the terms of the Hilli bareboat charter and (ii) the guarantee dated November 29, 2016 in favor of Standard Chartered Bank (“SCB”) issued pursuant to the facility letter between SCB and Golar Hilli Corporation. We have also agreed to maintain the indemnification for certain costs incurred in Hilli operations until August 14, 2025, when these costs exceed a contractual ceiling, capped at $20 million.

We shall comply with all covenants and terms, including provision of covenants compliance reports, if required. We shall also indemnify, defend and hold harmless NFE and each of its affiliates from and against all losses, liabilities, damages, costs and expenses of every kind and nature, reasonable attorneys’ fees and expert's fees arising in connection with our failure to comply with the foregoing. The maximum potential exposure in respect of the guarantees issued by the Company is not known as these matters cannot be absolutely determined. The likelihood of triggering the guarantees is remote based on our past performance.
For the period from April 15, 2021 to December 31, 2021, we:
•declared distributions on Hilli LLC totaling $21.2 million with respect to the Hilli LLC common units owned by Golar Partners and accounted for $0.1 million of Hilli costs indemnification;
•incurred pool net expenses from other participants in the pooling arrangement totaling $2.5 million;
•earned ship management and administrative services fees from Golar Partners and Hygo amounting to $10.0 million; and
•earned charter and debt guarantee fees from Golar Partners and Hygo amounting to $1.4 million. As of December 31, 2021, we guaranteed $387.3 million of Hygo's gross long-term debt obligations.